Related parties transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarizes compensation information for key management personnel (7 members for all years presented):

($ millions)	2020	2019	2018
Cash and other compensation	12.8	12.5	10.3
Post-employment benefits	1.1	0.9	0.8
Equity-based compensation	9.2	10.7	11.3
Total	23.1	24.1	22.4
The following table summarizes amounts for the years ended December 31, 2019 and 2018:

($ millions)	2019 (1)	2018
Sales to former parent	—	4
Contract manufacturing revenues from former parent	47	—
Purchases from former parent	19	4
(1)    Activity presented strictly relates to the period during which Novartis was a related party (up to April 9, 2019).